Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	0000756913
Amendment Flag	false
Document Creation Date	Jun 1, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Apr 30, 2012

John Hancock Variable Insurance Trust
Supplement dated June 1, 2012
to the Prospectus dated April 30, 2012
Growth Equity Trust
The “Annual Fund Operating Expenses” table under “Fees and Expenses” has been amended and restated to reflect this change.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution			Total fund
	Management	and service			operating
Share Class	Fee (1)	(12b-1) fees	Other Expenses		expenses
Series I	0.73%	0.05%	0.04%	(2)	0.82%
Series II	0.73%	0.25%	0.04%	(2)	1.02%
Series NAV	0.73%	0.00%	0.04%		0.77%

(1)	Reflects management fee in effect as of June 1, 2012.

(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, “Other Expenses” are estimated.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	N/A	N/A
Series II	$104	$325	N/A	N/A
Series NAV	$79	$246	$428	$954

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	jhvit_SupplementTextBlock
John Hancock Variable Insurance Trust
Supplement dated June 1, 2012
to the Prospectus dated April 30, 2012
Growth Equity Trust
The “Annual Fund Operating Expenses” table under “Fees and Expenses” has been amended and restated to reflect this change.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution			Total fund
	Management	and service			operating
Share Class	Fee (1)	(12b-1) fees	Other Expenses		expenses
Series I	0.73%	0.05%	0.04%	(2)	0.82%
Series II	0.73%	0.25%	0.04%	(2)	1.02%
Series NAV	0.73%	0.00%	0.04%		0.77%

(1)	Reflects management fee in effect as of June 1, 2012.

(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, “Other Expenses” are estimated.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	N/A	N/A
Series II	$104	$325	N/A	N/A
Series NAV	$79	$246	$428	$954

Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhvit_SupplementTextBlock
John Hancock Variable Insurance Trust
Supplement dated June 1, 2012
to the Prospectus dated April 30, 2012
Growth Equity Trust
The “Annual Fund Operating Expenses” table under “Fees and Expenses” has been amended and restated to reflect this change.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution			Total fund
	Management	and service			operating
Share Class	Fee (1)	(12b-1) fees	Other Expenses		expenses
Series I	0.73%	0.05%	0.04%	(2)	0.82%
Series II	0.73%	0.25%	0.04%	(2)	1.02%
Series NAV	0.73%	0.00%	0.04%		0.77%

(1)	Reflects management fee in effect as of June 1, 2012.

(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, “Other Expenses” are estimated.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	N/A	N/A
Series II	$104	$325	N/A	N/A
Series NAV	$79	$246	$428	$954

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, “Other Expenses” are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.82%
Year 1	rr_ExpenseExampleYear01	84
Year 3	rr_ExpenseExampleYear03	262
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.02%
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	325
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | NAV Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.77%
Year 1	rr_ExpenseExampleYear01	79
Year 3	rr_ExpenseExampleYear03	246
Year 5	rr_ExpenseExampleYear05	428
Year 10	rr_ExpenseExampleYear10	954

[1]	Reflects management fee in effect as of June 1, 2012.
[2]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, "Other Expenses" are estimated.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2012